Share-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 12,596	$ 11,473	$ 9,967
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	952	801	884
Non-Vested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 11,644	$ 10,672	$ 9,083